CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Current	$ 31,071,019	$ 38,392,854
Non-current	13,635,558	10,173,354
Total	44,706,577	48,566,208
Accrued vacation
Employee benefits
Total	14,650,267	17,584,587
Participation in profits and bonuses
Employee benefits
Total	15,969,735	20,896,357
Indemnities for years of service
Employee benefits
Total	$ 14,086,575	$ 10,085,264